Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of dividends [Table Text Block]
					Dividend
	Dividend			Dividend	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan(i)
	$			$

February 16, 2018	0.05	March 30, 2018	April 16, 2018	7,811,000	27,302,917
May 3, 2018	0.05	June 29, 2018	July 16, 2018	7,811,000	8,097,787
August 2, 2018	0.05	September 28, 2018	October 15, 2018	7,812,000	28,065,085
November 6, 2018	0.05	December 31, 2018	January 15, 2019	7,779,000	29,627,597

Year 2018	0.20			31,213,000

March 15, 2017	0.04	March 31, 2017	April 17, 2017	4,264,000	8,024,301
May 4, 2017	0.04	June 30, 2017	July 17, 2017	4,270,000	13,498,789
August 3, 2017	0.05	September 30, 2017	October 16, 2017	7,850,000	5,683,585
November 7, 2017	0.05	December 29, 2017	January 15, 2018	7,890,000	6,863,864

Year 2017	0.18			24,274,000

Disclosure of objectives, policies and processes for managing capital [text block] [Table Text Block]

	December 31,	December 31,
	2018	2017
	$	$

Long-term debt	352,769	464,308
Total equity	1,771,595	1,894,405
Undrawn revolving credit facility(i)	320,000	201,969

	2,444,364	2,560,682

(i)	Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2018 and 2017 (Note 19).